LEASES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Leases
LEASES

NOTE 10: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842) and as such accounted for our leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company had had only short-term leases up through this acquisition. The Company recorded these amounts at present value, in accordance with the standard, using discount rates ranging between 0% and 18.13%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 36 and 48 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

The Company’s portfolio of leases contains operating and financing leases. As of June 30, 2023, the value of the unamortized lease right of use asset was $224,438 ($165,674 in financing leases and $58,764 in operating leases) (through maturity at November 2026). As of June 30, 2023, the Company’s lease liability was $208,669 ($137,906 in financing leases and $70,763 in operating leases) (through maturity at November 2026).

Maturity of lease liability for the operating leases for the period ended June 30,
2024	$71,272

Imputed interest	$(509)
Total lease liability	$70,763

Disclosed as:
Current portion	$70,763
Non-current portion	$-

Maturity of lease liability for the financing leases for the period ended June 30,
2024	$55,427
2025	$55,427
2026	$55,427
2027	$18,476
Imputed interest	$(46,851)
Total lease liability	$137,906

Disclosed as:
Current portion	$33,085
Non-current portion	$104,821

Amortization of the right of use asset for the period ended June 30,
2024	$100,179
2025	$47,938
2026	$55,746
2027	$20,575

Total	$224,438

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Three Months ended June 30, 2023	Three Months ended June 30, 2022
	(unaudited)	(unaudited)
Operating lease expense	$36,122	$36,122

Financing lease expense
Depreciation of capitalized finance lease assets	9,465	-
Interest expense on finance lease liabilities	6,475	-
	$52,062	$36,122

NOTE 10: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842) and as such accounted for our leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company had had only short-term leases up through this acquisition. The Company recorded these amounts at present value, in accordance with the standard, using discount rates ranging between 0% and 18.13%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 36 and 48 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for re-measurement.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

The Company’s portfolio of leases contains operating and financing leases. As of March 31, 2023, the value of the unamortized lease right of use asset was $275,783 ($175,139 in financing leases and $100,644 in operating leases) (through maturity at November 2026). As of March 31, 2023, the Company’s lease liability was $255,524 ($145,288 in financing leases and $110,236 in operating leases) (through maturity at November 2026).

Maturity of lease liability for the operating leases for the period ended March 31,
2024	$108,853
2025	$2,159
Imputed interest	$(776)
Total lease liability	$110,236

Disclosed as:
Current portion	$108,117
Non-current portion	$2,119

Maturity of lease liability for the financing leases for the period ended March 31,
2024	$55,427
2025	$55,427
2026	$55,427
2027	$32,332
Imputed interest	$(53,325)
Total lease liability	$145,288

Disclosed as:
Current portion	$31,629
Non-current portion	$113,659

Amortization of the right of use asset for the period ended March 31,
2024	$138,444
2025	$48,355
2026	$53,661
2027	$35,323

Total	$275,783

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2023	Year ended March 31, 2022

Operating lease expense	$144,488	$135,850

Financing lease expense
Depreciation of capitalized finance lease assets	14,564	-
Interest expense on finance lease liabilities	12,002	-
	$171,054	$135,850